SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Book value of acquired intangible assets	$ 0	$ 0	$ 0
Impairment of goodwill		$ 6,232,770
Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	20 years
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	7 years